Asset and Goodwill Impairment Testing (Details)		3 Months Ended	12 Months Ended
	Oct. 31, 2024 USD ($)	Sep. 30, 2024 CAD ($)	Dec. 31, 2024 CAD ($) USD_per_LB	Dec. 31, 2023 CAD ($) USD_per_LB	Dec. 31, 2024 USD ($)
Disclosure of impairment loss and reversal of impairment loss [line items]
Asset impairment			$ 1,053,000,000	$ 0
Recoverable amount exceeding carrying values	$ 1,800,000,000
Key assumptions on decrease in discount rate					1.10%
Key assumptions on impairment testing, strengthening of currencies effect on recoverable amounts				$ 0.01
Discount rate used in current estimate of value in use		5.50%
Copper
Disclosure of impairment loss and reversal of impairment loss [line items]
Key assumptions on decrease in price variable					$ 0.38
Future commodity price used in cash flow projections | USD_per_LB			4.20	3.90
Trail CGU
Disclosure of impairment loss and reversal of impairment loss [line items]
Asset impairment		$ 1,100,000,000
Impairment loss recognised in profit or loss, after tax		828,000,000
Recoverable amount		$ 666,000,000
Quebrada Blanca
Disclosure of impairment loss and reversal of impairment loss [line items]
Key assumptions on which management has based determination of project expansion period	47 years
Discount rate applied to cash flow projections				7.00%	7.00%
Level 3
Disclosure of impairment loss and reversal of impairment loss [line items]
Recoverable amount exceeding carrying values				$ 80,000,000
Steelmaking Coal Group of CGUs
Disclosure of impairment loss and reversal of impairment loss [line items]
Foreign exchange rate used in cash flow projections				$ 1.32